Loss and Loss Adjustment Expense Reserves (Details) - Schedule of beginning and ending reserve balances for losses and LAE, net of reinsurance recoverable - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of beginning and ending reserve balances for losses and LAE, net of reinsurance recoverable [Abstract]
Balance at January 1	$ 57,093	$ 52,222	$ 52,222	$ 41,185
Less reinsurance recoverable	(33,941)	(28,837)	(28,837)	(17,643)
Net balance at January 1	23,152	23,385	23,385	23,542
Current year	33,727	6,928	16,140	31,706
Prior years	1,108	738	4,793	(1,082)
Total incurred	34,835	7,666	20,933	30,622
Current year	9,760	2,324	6,425	17,032
Prior years	(17,249)	8,534	14,741	13,747
Total paid	(7,489)	10,858	21,166	30,779
Net balance at end of period	65,476	20,193	23,152	23,385
Plus reinsurance recoverable		30,250	33,941	28,837
Balance at end of period	$ 65,476	$ 50,443	$ 57,093	$ 52,222